Tax credit and other receivables/Other payables - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
VAT receivable	€ 12,575,746	€ 13,834,234	€ 2,123,016
Government Grants Receivables		3,633,441	0
Tax credit receivable	2,414,753	2,588,807	923,441	[1]
Total tax credit and other receivables	18,561,873	20,056,482	3,046,457
Social Security Receivable	3,119
Grant receivables	3,568,255	3,633,441
VAT payable	3,677,407	3,076,947	624,668
Social Security payable	1,107,711	774,170	375,204
Personal Income Tax payable	4,046,240	1,153,720	282,212
Deferred tax liabilities	26,413	30,477	40,636	[1]
Total other payables	€ 8,857,771	€ 5,035,314	€ 1,322,720

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.